Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0001867090
Registrant Name	Fundrise Innovation Fund, LLC
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES